MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities and Accrued Interest [Abstract]
Held-to-maturity Securities [Table Text Block]
The following is a summary of held to maturity marketable securities:

	December 31, 2012
	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:

Maturing within one year	$7,625	$62	$7,687
Maturing between one to two years	15,762	299	16,061
Accrued interest	341	-	341

	$23,728	$361	$24,089

	December 31, 2013
	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:

Maturing within one year	$15,438	$35	$15,473
Accrued interest	268	-	268

	$15,706	$35	$15,741